Fair Value Measurements and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		$ 1,326
Assets at end of period		1,363	$ 1,326
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,208
Assets at end of period		4,899	4,208
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		37
Purchases/Issuances		45
Sales		(41)
Transfers into Level 3			37
Transfers out of Level 3		(37)
Assets at end of period		4	37
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		41
Sales		(41)
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		37
Purchases/Issuances		4
Transfers into Level 3			37
Transfers out of Level 3		(37)
Assets at end of period		4	37
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,235	4,052
Change in fair value included in earnings		(172)	(233)
Change in fair value included in other comprehensive income	[1]	11	45
Purchases/Issuances		1,086	2,803	[2]
Sales		(240)	(349)
Maturities/Settlement		(1)	(1)
Transfers into Level 3		16	15
Transfers out of Level 3		(1)	(2,097)
Assets at end of period		4,934	4,235
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	47	(38)
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		27	8
Change in fair value included in earnings		(10)
Purchases/Issuances		18	19	[2]
Assets at end of period		35	27
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(10)	1
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,208	4,044
Change in fair value included in earnings		(162)	(233)
Change in fair value included in other comprehensive income	[1]	11	45
Purchases/Issuances		1,068	2,784	[2]
Sales		(240)	(349)
Maturities/Settlement		(1)	(1)
Transfers into Level 3		16	15
Transfers out of Level 3		(1)	(2,097)
Assets at end of period		4,899	4,208
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	57	(39)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		160	153
Change in fair value included in other comprehensive income	[1]	13	1
Purchases/Issuances		4	7	[2]
Sales			(1)
Maturities/Settlement			(1)
Assets at end of period		177	160
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		160	153
Change in fair value included in other comprehensive income	[1]	13	1
Purchases/Issuances		4	7	[2]
Sales			(1)
Assets at end of period		177	160
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		186	20
Change in fair value included in other comprehensive income	[1]		4
Purchases/Issuances		89	259	[2]
Maturities/Settlement		(171)	(97)
Transfers into Level 3		198
Assets at end of period		302	186
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		11	2
Change in fair value included in earnings		2	13
Maturities/Settlement			(12)
Transfers into Level 3		3	8
Transfers out of Level 3		(9)
Liabilities at end of period		7	11
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	3	(37)
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		8
Change in fair value included in earnings		1
Transfers into Level 3		2	8
Transfers out of Level 3		(9)
Liabilities at end of period		2	8
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	1
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	2
Change in fair value included in earnings		(2)
Transfers into Level 3		1
Liabilities at end of period		1	2
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(1)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Change in fair value included in earnings		3	1
Liabilities at end of period		4	1
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	3	1
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings			12
Maturities/Settlement			(12)
Change in unrealized gains (losses) recorded in income for instruments still held	[3]		(38)
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		5	2
Change in fair value included in earnings			(1)
Purchases/Issuances		8	11	[2]
Sales			(4)
Maturities/Settlement		(13)
Transfers out of Level 3			(3)
Liabilities at end of period			5
Change in unrealized gains (losses) recorded in income for instruments still held	[3]		(1)
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,723	1,233
Change in fair value included in earnings		30	40
Purchases/Issuances		86	461	[2]
Sales		(21)
Maturities/Settlement		(101)	(11)
Assets at end of period		1,717	1,723
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	47	40
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5	26
Change in fair value included in earnings		(3)	(23)
Purchases/Issuances		10	13	[2]
Maturities/Settlement			(9)
Transfers into Level 3		13	1
Transfers out of Level 3		(13)	(3)
Assets at end of period		12	5
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(3)	3
Derivatives Asset [Member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings			2
Transfers into Level 3		13	1
Transfers out of Level 3		(13)	(3)
Change in unrealized gains (losses) recorded in income for instruments still held	[3]		2
Derivatives Asset [Member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5
Change in fair value included in earnings		(3)	(8)
Purchases/Issuances	[2]		13
Assets at end of period		2	5
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(3)	(8)
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			26
Change in fair value included in earnings			(17)
Purchases/Issuances		10
Maturities/Settlement			(9)
Assets at end of period		$ 10
Change in unrealized gains (losses) recorded in income for instruments still held	[3]		$ 9

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in Consolidated Statement of Comprehensive Income as part of net gains on translation of net foreign operations.
[2]	FVTPL securities include $969 million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $587 million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West in 2023.
[3]	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2024 and 2023 are included in earnings for the year.